STRATUS FUND, INC. (the “Fund”)

Supplement dated February 1, 2015 to the Prospectuses, dated October 31, 2014,regarding the Retail Class A Shares and the Institutional Class Shares, respectively, of theGovernment Securities Portfolio and Growth Portfolio (the “Portfolios”) of the Fund

The Fund recently entered into a Fee Reduction Agreement (the “Agreement”) with Union Investment Advisors, Inc. (the “Adviser”), which serves as investment adviser to the Portfolios.  In connection with the Agreement, the Prospectus is supplemented as described below.

1.

The fee tables in the sub-section titled “Fees and Expenses of the Portfolio” in the section titled “Fund Summary – Stratus Government Securities Portfolio” on page 1 of the Prospectus for the Retail Class A Shares of the Fund, and on page 1 of the Prospectus for the Institutional Class Shares of the Fund, are hereby deleted and replaced by the following:

Annual Portfolio Operating Expenses (indirect expenses that you pay each year as a percentage of your investment)

Management Fees	0.50%(1)
Other Expenses	0.45%
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.96%(2)

(1) UIA has agreed to waive a portion of such management fees, with the result that as of February 1, 2015 such fees are equal, on an annualized basis, to 0.25% of the Government Securities Portfolio’s average daily net assets.  The expenses noted in the table above do not reflect the impact of this fee waiver.

(2) The total annual portfolio operating expenses described in this table do not correlate to the ratio of expenses to average net assets given in the Financial Highlights for the Government Securities Portfolio appearing in this prospectus, which reflects the operating expenses of the Portfolio and does not include acquired fund fees and expenses.

2.

The fee tables in the sub-section titled “Fees and Expenses of the Portfolio” in the section titled “Fund Summary – Stratus Growth Portfolio” on page 6 of the Prospectus for the Retail Class A Shares of the Fund, and on page 5 of the Prospectus for the Institutional Class Shares of the Fund, are hereby deleted and replaced by the following:

Annual Fund Operating Expenses (indirect expenses that you pay each year as a percentage of your investment)

Management Fees	0.75%(1)
Other Expenses	0.44%
Total Annual Portfolio Operating Expenses	1.19%

(1) UIA has agreed to waive a portion of such management fees, with the result that as of February 1, 2015 such fees are equal, on an annualized basis, to 0.50% of the Growth Portfolio’s average daily net assets.  The expenses noted in the table above do not reflect the impact of this fee waiver.

DMEAST #20809037 v2

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For more information, please contact the Fund toll free at (888) 769-2362.

PLEASE RETAIN FOR FUTURE REFERENCE.

DMEAST #20809037 v2

STRATUS FUND, INC. (the “Fund”)

Supplement dated February 1, 2015 to the Statement of Additional Information (“SAI”),dated October 31, 2014,regarding the Retail Class A Shares and the Institutional Class Shares of theGovernment Securities Portfolio and Growth Portfolio (the “Portfolios”) of the Fund

The Fund recently entered into a Fee Reduction Agreement (the “Agreement”) with Union Investment Advisors, Inc. (the “Adviser”), which serves as investment adviser to the Portfolios.  In connection with the Agreement, the SAI is supplemented as described below.

1.

The first paragraph in the sub-section titled “Advisory Fees” in the section titled “Investment Advisory and Other Services” on page 11 of the SAI is hereby deleted in its entirety and replaced with the following:

The investment advisory agreement provides that the Government Securities Portfolio and Growth Portfolio pay the Adviser a monthly advisory fee equal on an annual basis to 0.50% and 0.75%, respectively, of their daily average net assets.  However, pursuant to a Fee Reduction Agreement between the Fund and the Adviser, the Government Securities Portfolio and Growth Portfolio, effective as of February 1, 2015, pay the Adviser a monthly advisory fee equal on an annual basis to 0.25% and 0.50%, respectively, of their daily average net assets.  The Adviser can terminate this fee reduction, effective upon ninety days’ prior written notice to the Fund.

* * *

For more information, please contact the Fund toll free at (888) 769-2362.

PLEASE RETAIN FOR FUTURE REFERENCE.

DMEAST #20809037 v2

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